INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances			$ 41	$ 10
Change in tax rate, deferred tax recovery	$ 343
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Transition Tax For Accumulated Foreign Earnings, Provisional Income Tax Expense	(228)		49	0
Income tax expense (recovery)			$ 1,198	$ 1,231
Tax rate effect from change in tax rate			21.00%	35.00%
Deferred tax asset on AMT credit to offset liability			$ 88
Increase in provisional liability	252
Provisional income tax expense	150
Deferred tax expense, undistributed foreign earnings	102
Deferred tax liability, non-current			122
Withholding taxes paid			28
Current tax expense (income)			423	$ 1,125
Acacia Mining PLC
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)					$ 70	$ 128
Foreign income tax liability	$ 300			300
Current tax expense (income)		$ 172
UNITED STATES
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)			107
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)			41	$ 10
CANADA
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)			0
PERU
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)			0
Pueblo Viejo [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)			37
Current tax expense (income)			$ 5